Advances to Suppliers, Net (Details) - Schedule of advances to suppliers and allowance for doubtful accounts - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of advances to suppliers and allowance for doubtful accounts [Abstract]
Prepayment for purchase of e-bicycles materials	$ 4,094,894	$ 956,192
Prepayment for purchase of battery packs	2,953,616	1,584,605
Prepayment for purchase of battery cells for trading business		84,354
Prepayment for service fees related to e-bicycles manufacturing licenses		120,936
Others	444,444	38,650
Total	7,492,954	2,784,737
Less: allowance for doubtful accounts	(88,416)	(84,354)
Advances to suppliers, net	$ 7,404,538	$ 2,700,383